Document And Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	HIGHWAY HOLDINGS LIMITED
Trading Symbol	HIHO
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	4,036,825
Amendment Flag	false
Entity Central Index Key	0001026785
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38490
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Suite 1801
Entity Address, Address Line Two	Level 18
Entity Address, Address Line Three	Landmark North 39 Lung Sum AvenueSheung Shui
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Title of 12(b) Security	Common Shares, $0.01 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	2769
Auditor Name	Centurion ZD CPA & Co.
Auditor Location	Hong Kong, China
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suite 1801
Entity Address, Address Line Two	Level 18
Entity Address, Address Line Three	Landmark North39 Lung Sum AvenueSheung Shui
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Contact Personnel Name	Roland Kohl
City Area Code	(852)
Local Phone Number	2344-4248
Contact Personnel Fax Number	2343-4976
Contact Personnel Email Address	roland.kohl@highwayholdings.com
Entity Address, Postal Zip Code	00000